Fair Value Accounting (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Successor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 4.5	$ 4.9	$ 4.5
Goodwill and intangible asset impairment	0.1	3.2
Successor [Member] | In Process Research and Development [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Goodwill and intangible asset impairment	0.1	3.2
Successor [Member] | Dollar Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	795.0	798.8	801.6
Successor [Member] | Euro Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	320.5	362.1	294.1
Successor [Member] | Dollar Term Loan Due 2020 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	2,100.5	2,297.1	2,151.3
Successor [Member] | Euro Term Loan Due 2020 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, fair value	$ 478.0	552.5	$ 439.7
Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, fair value disclosure, nonrecurring		$ 0.0